Other assets and non-controlling interest - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Assets	$ 525,779	$ 388,798
Liabilities - current	(97,538)	(30,278)
Non-controlling interests
Disclosure of associates [line items]
Assets	16,918	13,934
Liabilities - current	(29)	(90)
Liabilities - long-term	$ (16,889)	$ (13,844)